                                                                               .
                                                                               .
                                                                               .

ITEM 1. SCHEDULE OF INVESTMENTS.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

NAME OF ISSUER                                           INTEREST     MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                         RATE         DATE          AMOUNT           COST +
------------------                                       --------    ----------   --------------  ----------------
COMMERCIAL PAPER -- 12.33%
ABCP COLLATERILIZED DEBT OBLIGATION -- 0.19%
  Klio II Funding Corp.                                   3.780%     10/20/2005   $   99,000,000  $     98,802,495
                                                                                                  ----------------
ABCP CREDIT ARBITRAGE -- 2.53%
  Grampian Funding Ltd.                                   3.390%     11/22/2005      100,000,000        99,510,333
  Grampian Funding Ltd.                                   3.410%     12/02/2005      315,000,000       313,150,075
  Lake Constance Funding Corp.                            3.760%     10/19/2005      140,000,000       139,736,800
  Newport Funding Corp.                                   3.760%     10/20/2005      150,000,000       149,703,125
  Surrey Funding Corp.                                    3.760%     10/21/2005      130,000,000       129,728,444
  Surrey Funding Corp.                                    3.760%     10/24/2005      271,040,000       270,388,902
  Surrey Funding Corp.                                    3.765%     11/01/2005      166,360,000       165,820,647
                                                                                                  ----------------
                                                                                                     1,268,038,326
                                                                                                  ----------------
ABCP HYBRID -- 0.40%
  Giro Balanced Funding Corp.                             3.750%     10/17/2005      200,000,000       199,666,667
                                                                                                  ----------------
ABCP RECEIVABLES AND SECURITIES -- 4.02%
  Fairway Finance Corp. (a)                               3.718%     10/17/2005      150,000,000       149,999,346
  Gemini Securitization LLC                               3.750%     10/21/2005      125,000,000       124,739,583
  Giro Multi Funding Corp.                                3.770%     10/20/2005      290,000,000       289,422,981
  Sheffield Receivables Corp.                             3.725%     10/17/2005      585,270,000       584,301,053
  Sheffield Receivables Corp.                             3.730%     10/17/2005      236,770,000       236,377,488
  Sheffield Receivables Corp.                             3.760%     10/21/2005      200,000,000       199,582,222
  Sheffield Receivables Corp.                             3.760%     10/20/2005      170,000,000       169,662,644
  Thames Asset Global Security No. 1 Inc.                 3.760%     10/20/2005      257,342,000       256,831,319
                                                                                                  ----------------
                                                                                                     2,010,916,636
                                                                                                  ----------------
ABCP SINGLE SELLER -- 2.29%
  Citibank Credit Card (Dakota)                           3.760%     10/18/2005      150,000,000       149,733,667
  Citibank Credit Card (Dakota)                           3.760%     10/20/2005      300,000,000       299,404,667
  Citibank Credit Card (Dakota)                           3.760%     10/24/2005      700,000,000       698,315,889
                                                                                                  ----------------
                                                                                                     1,147,454,223
                                                                                                  ----------------
BANK DOMESTIC -- 0.36%
  Bank of America Corp.                                   3.620%     10/31/2005       80,000,000        79,758,667
  Bank of America Corp.                                   3.750%     11/01/2005      100,000,000        99,677,083
                                                                                                  ----------------
                                                                                                       179,435,750
                                                                                                  ----------------
BANK FOREIGN -- 1.44%
  Den Danske Bank                                         3.390%     12/02/2005      170,000,000       169,007,483
  Macquarie Bank Ltd. (a)(b)                              3.620%     10/24/2005      125,000,000       124,989,918
  Skandinaviska Enskilda Banken AB (a)(b)                 3.759%     10/19/2005      275,000,000       275,000,000
  Skandinaviska Enskilda Banken AB (a)(b)                 3.772%     10/17/2005      150,000,000       150,000,000
                                                                                                  ----------------
                                                                                                       718,997,401
                                                                                                  ----------------
BROKERAGE -- 1.10%
  Morgan Stanley (a)                                      4.740%     10/03/2005      100,000,000       100,000,000

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

NAME OF ISSUER                                           INTEREST     MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                         RATE         DATE          AMOUNT           COST +
------------------                                       --------    ----------   --------------  ----------------
COMMERCIAL PAPER -- (CONTINUED)
  Morgan Stanley                                          3.750%     10/17/2005   $  150,000,000  $    149,750,000
  Morgan Stanley (a)                                      4.740%     10/03/2005      300,000,000       300,000,000
                                                                                                  ----------------
                                                                                                       549,750,000
                                                                                                  ----------------

TOTAL COMMERCIAL PAPER                                                                               6,173,061,498
                                                                                                  ----------------

CERTIFICATES OF DEPOSIT -- 8.50%
BANK DOMESTIC -- 7.83%
  Citibank NA                                             3.700%     12/06/2005      300,000,000       300,000,000
  M & I Marshall (a)                                      3.895%     12/23/2005      200,000,000       199,928,687
  National City Bank (a)                                  3.645%     10/11/2005      350,000,000       349,958,209
  National City Bank (a)                                  3.810%     10/03/2005      250,000,000       249,978,835
  National City Bank (a)                                  3.810%     12/13/2005      250,000,000       249,982,587
  National City Bank (a)                                  3.830%     10/26/2005      130,000,000       130,045,079
  Suntrust Bank (a)                                       3.654%     10/11/2005      435,000,000       434,985,043
  Suntrust Bank (a)                                       3.775%     10/26/2005      500,000,000       499,946,893
  Wachovia Bank                                           3.775%     11/01/2005      400,000,000       399,994,720
  Washington Mutual (a)                                   3.768%     10/20/2005      394,000,000       394,000,000
  Wells Fargo Bank & Co.                                  3.740%     10/19/2005      525,000,000       524,997,383
  Wells Fargo Bank & Co. (a)                              3.960%     12/15/2005      185,000,000       185,235,758
                                                                                                  ----------------
                                                                                                     3,919,053,194
                                                                                                  ----------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 0.67%
  Washington Mutual                                       3.780%     10/31/2005      150,000,000       150,000,000
  Washington Mutual                                       3.780%     11/01/2005      187,000,000       187,000,000
                                                                                                  ----------------
                                                                                                       337,000,000
                                                                                                  ----------------

TOTAL CERTIFICATES OF DEPOSIT                                                                        4,256,053,194
                                                                                                  ----------------

YANKEE CERTIFICATES OF DEPOSIT -- 28.58%
BANK FOREIGN -- 28.58%
  Banco Bilbao Vizcaya (a)                                3.539%     10/17/2005      140,000,000       139,952,918
  Banco Bilbao Vizcaya                                    3.660%     11/01/2005      385,000,000       385,000,000
  Banco Bilbao Vizcaya (a)                                3.738%     12/09/2005      150,000,000       149,987,985
  Bank Nova Scotia (a)                                    3.775%     10/31/2005      150,000,000       149,961,001
  Bank Nova Scotia (a)                                    3.781%     10/31/2005      150,000,000       149,981,983
  Bank of Montreal                                        3.770%     11/01/2005      125,000,000       125,000,000
  Barclays Bank Plc (a)                                   3.638%     10/03/2005      100,000,000        99,996,166
  Barclays Bank Plc (a)                                   3.800%     10/31/2005      400,000,000       400,000,000
  BNP Paribas SA (a)                                      3.687%     10/17/2005      125,000,000       124,973,720
  BNP Paribas SA (a)                                      3.726%     10/19/2005      540,000,000       539,923,155
  BNP Paribas SA (a)                                      3.742%     10/21/2005      150,000,000       149,968,776
  BNP Paribas SA (a)(b)                                   3.808%     10/26/2005      260,000,000       260,000,000

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

NAME OF ISSUER                                           INTEREST     MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                         RATE         DATE          AMOUNT           COST +
------------------                                       --------    ----------   --------------  ----------------
YANKEE CERTIFICATES OF DEPOSIT -- (CONTINUED)
  Canadian Imperial Bank of Commerce (a)                  3.768%     10/24/2005   $  150,000,000  $    149,991,336
  Canadian Imperial Bank of Commerce (a)                  3.780%     10/31/2005      385,000,000       384,947,517
  Canadian Imperial Bank of Commerce (a)                  3.780%     10/31/2005      345,000,000       344,950,583
  Canadian Imperial Bank of Commerce                      3.790%     06/19/2006      115,000,000       114,991,973
  Canadian Imperial Bank of Commerce                      3.795%     06/19/2006      232,000,000       231,975,713
  Caylon NY                                               3.425%     11/01/2005      165,000,000       164,999,650
  Caylon NY                                               3.745%     06/14/2006       60,000,000        59,993,835
  Caylon NY                                               3.775%     11/01/2005      310,000,000       310,000,000
  Caylon NY                                               3.775%     06/15/2006      185,000,000       184,980,923
  Commonwealth Bank Australia (a)(b)                      3.800%     10/24/2005      220,000,000       220,000,000
  Credit Suisse First Boston                              3.770%     10/31/2005    1,000,000,000     1,000,000,000
  Deutsche Bank                                           3.770%     11/01/2005    1,476,000,000     1,476,000,000
  Dexia Bank (a)                                          3.628%     10/03/2005      240,000,000       239,969,822
  Dexia Bank (a)                                          3.630%     10/03/2005      195,000,000       194,963,763
  Dexia Bank                                              3.770%     11/01/2005      425,000,000       425,001,822
  Dexia Bank (a)                                          3.860%     10/03/2005      125,000,000       124,975,175
  Fortis Bank (a)                                         3.610%     10/06/2005      100,000,000        99,991,377
  HBOS Treasury Service (a)                               3.710%     10/14/2005      100,000,000       100,000,000
  HBOS Treasury Service (a)                               3.749%     10/18/2005      200,000,000       200,000,000
  HBOS Treasury Service                                   3.760%     06/14/2006      192,000,000       192,000,000
  HBOS Treasury Service (a)                               3.790%     10/27/2005      200,000,000       200,000,000
  Landesbank                                              3.750%     11/01/2005      645,000,000       645,002,764
  Nordea Bank Finland Plc (a)                             3.624%     10/05/2005      500,000,000       499,938,453
  Nordea Bank Finland Plc (a)                             3.671%     10/11/2005      180,000,000       179,978,187
  Nordea Bank Finland Plc (a)(b)                          3.708%     10/11/2005      375,000,000       375,000,000
  Nordea Bank Finland Plc (a)                             3.773%     10/27/2005      300,000,000       299,961,485
  Royal Bank of Scotland (a)                              3.625%     10/03/2005      200,000,000       199,979,769
  Royal Bank of Scotland (a)                              3.668%     10/17/2005      175,000,000       174,968,673
  Royal Bank of Scotland                                  4.305%     09/29/2006      250,000,000       250,000,000
  Societe Generale                                        3.770%     11/01/2005      242,000,000       242,000,000
  Svenska Handelsbanken (a)                               3.613%     10/03/2005      125,000,000       124,974,918
  Svenska Handelsbanken (a)                               3.733%     10/20/2005      250,000,000       249,951,846
  Toronto Dominion Bank                                   3.740%     06/19/2006      156,000,000       155,983,667
  Toronto Dominion Bank                                   3.780%     07/03/2006      150,000,000       150,000,000
  Toronto Dominion Bank                                   3.820%     07/05/2006      165,000,000       165,006,111
  Toronto Dominion Bank                                   3.850%     06/30/2006       50,000,000        50,000,000
  UBS AG Stamford                                         3.770%     10/31/2005      448,000,000       448,000,000
  UBS AG Stamford                                         3.770%     11/01/2005    1,002,000,000     1,002,000,000
                                                                                                  ----------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                                14,307,225,066
                                                                                                  ----------------

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

NAME OF ISSUER                                           INTEREST     MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                         RATE         DATE          AMOUNT           COST +
------------------                                       --------    ----------   --------------  ----------------
EURO CERTIFICATES OF DEPOSIT -- 3.47%
BANK FOREIGN -- 3.47%
  ABN AMRO Bank                                           3.470%     12/07/2005   $  180,000,000  $    180,001,646
  Barclays Bank Plc                                       3.780%     11/01/2005      947,000,000       947,000,000
  BNP Paribas SA                                          3.480%     12/01/2005      100,000,000       100,003,053
  Calyon NY                                               3.505%     12/30/2005       70,000,000        69,982,906
  Lloyds Bank Plc                                         3.780%     11/01/2005      342,000,000       342,001,467
  Societe Generale                                        3.450%     11/17/2005      100,000,000       100,000,395
                                                                                                  ----------------

TOTAL EURO CERTIFICATES OF DEPOSIT                                                                   1,738,989,467
                                                                                                  ----------------

BANK NOTES -- 4.27%
BANK DOMESTIC -- 4.27%
  Amsouth Bank Birmingham Alabama (a)                     3.924%     12/22/2005      122,700,000       122,700,637
  Bank of America Corp. (a)                               3.810%     10/03/2005      400,000,000       400,000,000
  Bank of America Corp. (a)                               3.815%     10/03/2005      650,000,000       650,000,000
  M & I Marshall (a)                                      3.975%     12/29/2005       95,000,000        94,992,632
  National City Bank (a)                                  3.760%     10/24/2005      150,000,000       149,997,763
  National City Bank (a)                                  3.780%     10/31/2005      200,000,000       199,989,637
  National City Bank (a)                                  3.860%     10/03/2005      200,000,000       199,990,000
  Wells Fargo Bank NA (a)                                 3.861%     12/05/2005       43,575,000        43,599,336
  Wells Fargo Bank NA (a)                                 3.924%     12/12/2005      275,000,000       275,265,818
                                                                                                  ----------------

TOTAL BANK NOTES                                                                                     2,136,535,823
                                                                                                  ----------------

MEDIUM TERM NOTES -- 7.54%
BANK FOREIGN -- 2.27%
  Australia & New Zealand Banking (a)(b)                  3.810%     10/24/2005      220,000,000       220,000,000
  HBOS Treasury Service (a)(b)                            3.731%     10/03/2005      200,000,000       200,000,000
  Nationwide Building Society (a)(b)                      3.703%     10/07/2005      385,000,000       385,000,000
  Northern Rock Plc (a)(b)                                3.690%     10/03/2005      330,000,000       330,000,000
                                                                                                  ----------------
                                                                                                     1,135,000,000
                                                                                                  ----------------
BANK DOMESTIC -- 1.00%
  Wells Fargo Bank & Co. (a)                              3.861%     12/05/2005      500,000,000       500,000,000
                                                                                                  ----------------
                                                                                                       500,000,000
                                                                                                  ----------------
FINANCE CAPTIVE -- 0.40%
  Toyota Motor Credit Corp. (a)                           3.810%     10/03/2005      100,000,000       100,000,000
  Toyota Motor Credit Corp. (a)                           3.810%     10/11/2005      100,000,000       100,000,000
                                                                                                  ----------------
                                                                                                       200,000,000
                                                                                                  ----------------
BROKERAGE -- 2.07%
  Merrill Lynch & Co., Inc. (a)                           3.710%     10/06/2005      305,000,000       305,000,000
  Merrill Lynch & Co., Inc. (a)                           4.101%     11/28/2005      126,500,000       126,731,356
  Morgan Stanley (a)                                      3.710%     10/04/2005      305,000,000       305,000,000

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

NAME OF ISSUER                                           INTEREST     MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                         RATE         DATE          AMOUNT           COST +
------------------                                       --------    ----------   --------------  ----------------
MEDIUM TERM NOTES -- (CONTINUED)
  Morgan Stanley (a)                                      3.798%     10/17/2005   $  300,000,000  $    300,000,000
                                                                                                  ----------------
                                                                                                     1,036,731,356
                                                                                                  ----------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 1.38%
  American Express (a)                                    3.798%     10/28/2005      150,000,000       150,000,000
  American Express Centurion Bank (a)                     3.749%     10/19/2005      150,000,000       150,000,000
  American Express Centurion Bank (a)                     3.801%     10/31/2005      150,000,000       150,000,000
  General Electric Capital Corp. (a)                      3.806%     10/11/2005      140,000,000       140,000,000
  General Electric Capital Corp. (a)                      3.889%     10/17/2005      100,000,000       100,000,000
                                                                                                  ----------------
                                                                                                       690,000,000
                                                                                                  ----------------
  PHARMACEUTICAL -- 0.43%
    Eli Lilly Services, Inc. (a)(b)                       3.663%     10/03/2005      215,000,000       215,000,000
                                                                                                  ----------------
                                                                                                       215,000,000
                                                                                                  ----------------

TOTAL MEDIUM TERM NOTES                                                                              3,776,731,356
                                                                                                  ----------------

PROMISSORY NOTES -- 2.51%
BROKERAGE -- 2.51%
  Goldman Sachs Promissory Note (a)(c)                    3.743%     10/10/2005       90,000,000        90,000,000
  Goldman Sachs Promissory Note (a)(c)                    3.970%     10/03/2005      400,000,000       400,000,000
  Goldman Sachs Promissory Note (a)(c)                    3.990%     10/03/2005      200,000,000       200,000,000
  Goldman Sachs Promissory Note (a)(c)                    4.000%     10/03/2005      100,000,000       100,000,000
  Goldman Sachs Promissory Note (a)(c)                    4.000%     10/03/2005      340,000,000       340,000,000
  Goldman Sachs Promissory Note (a)(c)                    4.000%     10/03/2005      125,000,000       125,000,000
                                                                                                  ----------------

TOTAL PROMISSORY NOTES                                                                               1,255,000,000
                                                                                                  ----------------

TIME DEPOSIT -- 1.00%
BANK FOREIGN -- 1.00%
  Dexia Bank (d)                                          3.780%     11/01/2005      500,000,000       500,000,000
                                                                                                  ----------------

TOTAL TIME DEPOSIT                                                                                     500,000,000
                                                                                                  ----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.51%
  Federal Home Loan Bank                                  3.600%     11/30/2005      250,000,000       248,500,000
  Federal Home Loan Mortgage (a)                          3.840%     12/27/2006      410,000,000       409,653,555
  Federal National Mortgage Association                   3.840%     03/01/2006      161,825,000       159,218,539
  Federal National Mortgage Association                   3.850%     03/14/2006       98,565,000        96,836,279
  Federal National Mortgage Association                   3.850%     03/22/2006      250,000,000       245,401,389
  Federal National Mortgage Association                   3.864%     03/22/2006      100,000,000        98,153,867
                                                                                                  ----------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                             1,257,763,629
                                                                                                  ----------------

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

NAME OF ISSUER                                                       INTEREST     MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                                     RATE         DATE          AMOUNT            COST +
------------------                                                   --------    ----------   --------------   ----------------
REPURCHASE AGREEMENTS -- 30.08%
ABN-AMRO Bank, 3.988% dated 09/30/05
   (collateralized by various Corporate Investment Grade
   Bonds, 4.50%-9.00% due 03/15/06-11/15/14 valued at
   $220,895,789); proceeds $213,070,778                               3.988%     10/03/2005   $  213,000,000   $    213,000,000

Barclays Tri Party, 3.988% dated 09/30/05
   (collateralized by various Corporate Investment Grade
   Bonds, 0.00%-8.50% due 11/01/06-06/15/35 valued at
   $532,821,380); proceeds $500,038,889                               3.988%     10/03/2005      500,000,000        500,000,000

BNP Paribas, 3.998% dated 09/30/05 (collateralized by
   various Corporate Investment Grade Bonds,
   1.28%-8.125% due 11/30/05-12/01/49 valued at
   $658,038,840); proceeds $637,212,201                               3.998%     10/03/2005      637,000,000        637,000,000

Countrywide Tri Party, 3.900% dated 09/30/05
   (collateralized by various U.S. Government Obligations,
   4.00%-7.50% due 08/17/07-10/01/35 valued at
   $204,948,916); proceeds $200,065,000                               3.900%     10/03/2005      200,000,000        200,000,000

Credit Suisse First Boston, 4.018% dated 09/30/05
   (collateralized by various Equity Securities, valued at
   $1,391,633,425); proceeds $1,325,124,863                           4.018%     10/03/2005    1,325,000,000      1,325,000,000

Deutsche Bank Tri Party, 3.988% dated 09/30/05
   (collateralized by various Asset Backed Securities,
   0.00%-8.289% due 12/15/05-01/27/40 valued at
   $153,369,893); proceeds $150,044,375                               3.988%     10/03/2005      150,000,000        150,000,000

Deutsche Bank Tri Party, 3.650% dated 09/30/05
   (collateralized by various U.S. Government Obligations,
   4.00%-7.50% due 12/01/08-09/01/35 valued at
   $204,493,190); proceeds $201,804,722                               3.650%     10/31/2005      200,000,000        200,000,000

Deutsche Bank Tri Party, 3.765% dated 09/30/05
   (collateralized by various U.S. Government Obligations,
   4.00%-7.50% due 12/01/08-09/01/35 valued at
   $255,616,488); proceeds $251,071,979                               3.765%     11/01/2005      250,000,000        250,000,000

Deutsche Bank Tri Party, 3.790% dated 09/30/05
   (collateralized by various Corporate Investment Grade
   Bonds 0.00%-8.25% due 12/15/05-05/01/15 valued at
   $511,232,976); proceeds $502,210,833                               3.790%     11/01/2005      500,000,000        500,000,000

Dresdner Bank Tri Party, 3.988% dated 09/30/05
   (collateralized by various Asset Backed Securities,
   0.00%-7.875% due 10/17/05-04/15/14 valued at
   $157,504,017); proceeds $150,049,844                               3.988%     10/03/2005      150,000,000        150,000,000

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

NAME OF ISSUER                                                       INTEREST     MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                                     RATE         DATE          AMOUNT            COST +
------------------                                                   --------    ----------   --------------   ----------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Dresdner Bank Tri Party, 3.998% dated 09/30/05
      (collateralized by various Corporate Bonds,
      0.00%-10.625% due 07/15/09-06/15/19 valued at
      $107,104,569); proceeds $102,033,979                            3.998%     10/03/2005   $  102,000,000   $    102,000,000

   Goldman Sachs Tri Party, 4.038% dated 09/30/05
      (collateralized by various Corporate High Yield Bonds,
      0.00%-5.75% due 03/07/07-04/15/15 valued at
      $309,077,774); proceeds $300,030,000                            4.038%     10/03/2005      300,000,000        300,000,000

   Greenwich Capital Markets Tri Party, 3.998% dated
      09/30/05 (collateralized by various Asset Backed
      Securities, 0.00%-7.905% due 11/20/09-09/25/35
      valued at $1,122,001,153); proceeds $1,100,101,139              3.998%     10/03/2005    1,100,000,000      1,100,000,000

   HSBC Tri Party, 3.988% dated 09/30/05
     (collateralized by various Corporate Bonds,
      0.00%-9.00% due 03/15/06-01//15/46 valued at
      $808,501,012); proceeds $770,075,931                            3.988%     10/03/2005      770,000,000        770,000,000

   J. P. Morgan Chase Tri Party, 4.038% dated 09/30/05
      (collateralized by various Corporate High Yield Bonds,
      0.00%-10.875% due 07/15/06-10/01/20 valued at
      $914,553,957); proceeds $871,293,055                            4.038%     10/03/2005      871,000,000        871,000,000

   Lehman Brothers Tri Party, 4.038% dated 09/30/05
      (collateralized by various Corporate High Yield Bonds
      0.00%-10.50% due 04/15/07-08/01/46 valued at
      $126,003,200); proceeds $120,009,500                            4.038%     10/03/2005      120,000,000        120,000,000

   Lehman Brothers Tri Party, 3.998% dated 09/30/05
      (collateralized by various Equity Securities, valued at
      $840,002,206); proceeds $807,107,944                            3.998%     10/03/2005      800,000,000        800,000,000

   Lehman Brothers Tri Party, 4.018% dated 09/30/05
      (collateralized by various Equity Securities, valued at
      $588,214,197); proceeds $560,058,606                            4.018%     10/03/2005      560,000,000        560,000,000

   Lehman Brothers Tri Party, 3.988% dated 09/30/05
      (collateralized by various Corporate Investment Grade
       Bonds, 4.91%-8.375% due 02/15/10-03/31/35 valued at
      $367,503,240); proceeds $350,258,611                            3.988%     10/03/2005      350,000,000        350,000,000

   Merrill Lynch Tri Party, 4.088% dated 09/30/05
      (collateralized by various Corporate High Yield Bonds,
      0.00%-11.00%, due 02/15/06-03/15/21 valued at
      $525,002,494); proceeds $501,733,333                            4.088%     10/24/2005      500,000,000        500,000,000

   Merrill Lynch Tri Party, 4.038% dated 09/30/05
      (collateralized by various Equity Securities, valued at
      $643,012,148); proceeds $612,597,024                            4.038%     10/03/2005      612,392,000        612,392,000

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

NAME OF ISSUER                                                       INTEREST     MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                                     RATE         DATE          AMOUNT            COST +
------------------                                                   --------    ----------   --------------   ----------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Morgan Stanley Tri Party, 4.063% dated 09/30/05
      (collateralized by various Convertible Investment Grade
      Bonds 0.00%-5.25%, due 11/01/06-01/01/49 valued at
      $368,010,234); proceeds $350,027,951                            4.063%     10/03/2005   $  350,000,000   $    350,000,000

   Morgan Stanley Tri Party, 4.063% dated 09/30/05
      (collateralized by various Corporate High Yield Bonds,
      0.00%-12.50%, due 02/15/06-11/15/31 valued at
      $205,849,993); proceeds $200,015,972                            4.063%     10/03/2005      200,000,000        200,000,000

   Morgan Stanley Tri Party, 3.760% dated 09/30/05
      (collateralized by various U.S. Government Obligations,
      3.92%-11.00%, due 01/09/08-09/01/35 valued at
      $2,058,499,925); proceeds $2,008,773,333                        3.760%     11/01/2005    2,000,000,000      2,000,000,000

   Salomon Smith Barney Tri Party, 3.988% dated 09/30/05
      (collateralized by various Corporate Investment Grade
      Bonds 4.625%-7.697%, due 05/15/07-10/15/49 valued at
      $269,174,574); proceeds $260,086,396                            3.988%     10/03/2005      260,000,000        260,000,000

   Salomon Smith Barney Tri Party, 4.038% dated 09/30/05
      (collateralized by various Corporate High Yield Bonds,
      0.00%-12.50%, due 06/15/06-11/15/31 valued at
      $555,949,024); proceeds $537,180,678                            4.038%     10/03/2005      537,000,000        537,000,000

   UBS Warburg Tri Party, 3.765% dated 09/30/05
      (collateralized by various U.S. Government Obligations,
      0.00%-6.35%, due 02/15/14-01/20/40 valued at
      $1,224,004,430); proceeds $1,205,145,500                        3.765%     11/01/2005    1,200,000,000      1,200,000,000

   Wachovia Capital Markets Tri Party, 4.008% dated 09/30/05
      (collateralized by various Corporate Investment Grade
      Bonds 0.00%-9.25%, due 01/15/06-05/01/42 valued at
      $309,376,122); proceeds $300,100,188                            4.008%     10/03/2005      300,000,000        300,000,000

   TOTAL REPURCHASE AGREEMENTS                                                                                   15,057,392,000
                                                                                                               ----------------

   TOTAL INVESTMENTS -- 100.79%                                                                                $ 50,458,752,033
   OTHER ASSETS LESS LIABILITIES -- (0.79)%                                                                        (393,424,841)
                                                                                                               ----------------

   NET ASSETS -- 100.00%                                                                                       $ 50,065,327,192
                                                                                                               ================

*     Standard & Poor's, Moody's rating

(a) Floating Rate Note - Interest rate shown is rate in effect at September 30, 2005. Date disclosed is the next interest rate reset date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.51% of net assets as of September 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.51% of net assets as of September 30, 2005, are considered illiquid and restricted (see table below for more information).

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                 ACQUISTION                  AMORTIZED
                                                                                    COST                    COST VALUE
                                                                                 PERCENTAGE                 PERCENTAGE
                                                     ACQUISITION   ACQUISTION    OF FUND'S    AMORTIZED      OF FUND'S
RESTRICTED SECURITIES                                    DATE         COST       NET ASSETS   COST VALUE    NET ASSETS
--------------------------------------------------   -----------   ------------------------   -----------   ----------
Goldman Sachs Promissory Note, 3.74%, due 10/03/05    06/15/2005    90,000,000      0.18       90,000,000      0.18
Goldman Sachs Promissory Note, 3.97%, due 10/03/05    02/03/2005   400,000,000      0.94      400,000,000      0.80
Goldman Sachs Promissory Note, 3.99%, due 10/03/05    09/21/2004   200,000,000      0.39      200,000,000      0.40
Goldman Sachs Promissory Note, 4.00%, due 10/03/05    08/15/2005   340,000,000      0.66      340,000,000      0.68
Goldman Sachs Promissory Note, 4.00%, due 10/03/05    04/15/2005   100,000,000      0.22      100,000,000      0.20
Goldman Sachs Promissory Note, 4.00%, due 10/03/05    06/10/2005   125,000,000      0.24      125,000,000      0.25

(d)   Illiquid securities representing 1.00% of net assets.

+ As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:   /s/ Edward J. O'Brien
      ---------------------
      Edward J. O'Brien
      President

By:   /s/ Gary L. French
      ------------------
      Gary L. French
      Treasurer

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Edward J. O'Brien
      ---------------------
      Edward J. O'Brien
      President

By:   /s/ Gary L. French
      ------------------
      Gary L. French
      Treasurer

Date: November 22, 2005